Deposits - Additional Information (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Deposit in excess of Rs. 100000 INR	Mar. 31, 2010 Deposit in excess of Rs. 100000 INR
Deposits From Banking Clients [Line Items]
Time deposits with residual maturity of less than one year	$ 17,080.2	760,749.9	630,337.1
Time deposits	$ 22,110.6	984,806.8	802,389.4	872,241.2	678,013.4